Commitments and Pledges	12 Months Ended
Dec. 31, 2025
Commitments and Pledges [Abstract]
Commitments and Pledges	Note 28
Commitments and Pledges
Lease commitments
The future minimum lease payables under non-cancellable low value and short-term leases contracted for at the balance sheet date but not recognised as liabilities are as follows:

EUR'000	2025	2024	2023
Not later than one year	16,483	117	1,090
Between one and five years	229	219	4,984
	16,712	336	6,074
As of 31 December 2025, the Company’s lease commitments included the lease of third-party vessels related to T&I activities.
As of 31 December 2023, the Company’s lease commitments included the tenure of the new headquarters.
These commitments were reflected on the balance sheet starting in Q1 2024 as 'Right-of-Use Assets' and
'Lease Liabilities' in accordance with IFRS 16.
The Group has issued performance and payment guarantees through its banking partners in favour of customers and suppliers in connection with offshore wind installation projects. At 31 December 2025, outstanding guarantees totalled EUR 253 million. The guarantees relate to the Group’s contractual performance and payment obligations. No provision has been recognised, as management assesses that an outflow of resources is not probable. The Group would be required to reimburse the issuing bank should any guarantee be called.
Pledge of Fixed Assets
The Green Corporate Facility detailed in Note 25 is secured by, inter alia, a first priority mortgage over the
Wind Orca, Wind Osprey, Wind Scylla and Wind Zaratan Vessels (EUR 603 million carrying amount, see Note
13). In addition, the facility is secured by a first priority assignment of the earnings of the vessel-owning entities, including certain change of control provisions which are similar to those included in the P-class
Facility.
The P-class Facility, detailed in Note 25, is secured by a first priority mortgage over the P-class newbuild vessels, first priority assignments of the insurances and earnings of the P-class newbuilds by Cadeler and the two borrowers and contain customary financial and other covenants, including certain change of control provisions. A change of control under the P-class Facility if any person or group of persons acting in concert
(other than Swire Pacific and the BW Group) legally and beneficially holds more than 25% of both the issued and outstanding share capital and/or the issued and outstanding voting share capital of Cadeler A/S. In addition, certain changes to the ownership structure further down in the Group will also trigger a change of control, including, among others, circumstances in which Wind Pace Ltd (formerly referred as to N1064 Ltd)
or Wind Peak Ltd (formerly referred as to N1063 Ltd) ceases to be a wholly owned (direct or indirect)
subsidiary of Cadeler.
Note 28
Commitments and Pledges
Contractual amounts, newbuilds vessels:

Millions	P-Class	M-Class	A-Class	Total
Contract amount in EUR	220	—	299	519
Contract amount in USD	390	655	794	1,839
Total Contract amount translated to EUR	573	600	981	2,154
Remaining commitments, newbuilds vessels:
Commitment amount in EUR	—	—	40	40
Commitment amount in USD	—	—	496	496
Remaining commitment translated to EUR at 31 December 2025	—	—	462	462
Commitment amount in EUR	—	—	105	105
Commitment amount in USD	193	425	724	1,342
Remaining commitment translated to EUR at 31 December 2024	185	409	801	1,395
Commitment amount in EUR	69	—	105	174
Commitment amount in USD	390	524	426	1,340
Remaining commitment translated to EUR at 31 December 2023	421	474	490	1,385
Maturity of total payments are disclosed in Note 23.
P-Class vessels
Since 30 June 2021, the Company had a contract with COSCO to build two new P-class WTIVs. On 14 August
2024, Wind Peak was delivered and the final instalments were paid upon delivery. On 26 March 2025, Wind
Pace was delivered with the final instalments also paid upon delivery.
A-class vessels
On 9 May 2022 and 22 November 2022, the Company entered into contracts with COSCO to build a total of two new A-class FIVs. In May 2024, the Company entered into an additional contract with COSCO to build the third A-class FIV. On 29 September 2025, Wind Ally was delivered, with the final instalments paid upon delivery.
The remaining amounts are due in 2026 and 2027 with expected deliveries in Q3 2026 and Q2 2027, respectively.
M-Class vessels
As a result of the business combination with Eneti, the Company had a contract with Hanwha for the construction of two next-generation offshore WTIVs.
On 31 January 2025, Wind Maker was delivered and the final instalments were paid upon delivery. On 28
November 2025, Wind Mover was delivered with the final instalments also paid upon delivery.